Supplemental Balance Sheet Disclosures (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Unbilled receivables	$ 499,330	$ 544,212	$ 505,203
Software and technology	156,133	168,792	643,387
Insurance	99,831	224,785	264,097
Professional services, dues and subscriptions	2,986	183,614	537,237
Deferred contract costs	1,709	36,465	142,930
Other	67,315	51,755	32,868
Total prepaid expenses and other current assets	$ 827,304	$ 1,209,623	$ 2,125,722